Consolidated statement of cash flow - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOW FROM OPERATING ACTIVITIES
Consolidated net income	$ 8,299	$ 6,206	$ 4,786
Depreciation, depletion, amortization and impairment (Note 5.3)	16,611	14,423	19,334
Non-current liabilities, valuation allowances, and deferred taxes (Note 5.5)	(384)	(1,559)	(2,563)
(Gains) losses on disposals of assets	(2,598)	(263)	(2,459)
Undistributed affiliates' equity earnings	42	(643)	(311)
(Increase) decrease in working capital (Note 5.5)	827	(1,119)	1,683
Other changes, net	(478)	(524)	(524)
Cash flow from operating activities	22,319	16,521	19,946
CASH FLOW USED IN INVESTING ACTIVITIES
Intangible assets and property, plant and equipment additions (Note 7)	(13,767)	(18,106)	(25,132)
Acquisitions of subsidiaries, net of cash acquired	(800)	(1,123)	(128)
Investments in equity affiliates and other securities	(1,368)	(180)	(513)
Increase in non-current loans	(961)	(1,121)	(2,260)
Total expenditures	(16,896)	(20,530)	(28,033)
Proceeds from disposals of intangible assets and property, plant and equipment	1,036	1,462	2,623
Proceeds from disposals of subsidiaries, net of cash sold	2,909	270	2,508
Proceeds from disposals of non-current investments	294	132	837
Repayment of non-current loans	1,025	1,013	1,616
Total divestments	5,264	2,877	7,584
Cash flow used in investing activities	(11,632)	(17,653)	(20,449)
CASH FLOW FROM FINANCING ACTIVITIES
Issuance (repayment) of shares: Parent company shareholders	519	100	485
Issuance (repayment) of shares: Treasury shares			(237)
Dividends paid: Parent company shareholders	(2,643)	(2,661)	(2,845)
Dividends paid: Non-controlling interests	(141)	(93)	(100)
Issuance of perpetual subordinated notes (Note 9)		4,711	5,616
Payments on perpetual subordinated notes (Note 9)	(276)	(133)
Other transactions with non-controlling interests	(4)	(104)	89
Net issuance (repayment) of non-current debt (Note 15)	2,277	3,576	4,166
Increase (decrease) in current borrowings	(7,175)	(3,260)	(597)
Increase (decrease) in current financial assets and liabilities	1,903	1,396	(5,517)
Cash flow from / (used in) financing activities	(5,540)	3,532	1,060
Net increase (decrease) in cash and cash equivalents	5,147	2,400	557
Effect of exchange rates	3,441	(1,072)	(2,469)
Cash and cash equivalents at the beginning of the period	24,597	23,269	25,181
Cash and cash equivalents at the end of the period (Note 15)	$ 33,185	$ 24,597	$ 23,269